DESCRIPTION OF BUSINESS AND HISTORY	9 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS AND HISTORY

1.   DESCRIPTION OF BUSINESS AND HISTORY

Description of business. Andes 8, Inc. (the “Company”) was incorporated under the laws of the State of Delaware on July 27, 2015, and has been inactive since inception. The Company intends to serve as a vehicle to affect an asset acquisition, merger, exchange of capital stock or other business combination with a domestic or foreign business.